ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Reclassified AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations of discontinued operations, net of tax	$ 1,801	$ (42)	$ (15,254)
Interest expense, net	33,756	45,144	33,347
Income tax benefit	1,022	(293)	(3,112)
Net gain on cash flow hedges reclassified from accumulated other comprehensive (loss) income	(368,983)	(178,495)	$ (122,791)
Amount reclassified from accumulated other comprehensive (loss) income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gain on cash flow hedges reclassified from accumulated other comprehensive (loss) income	(27,826)	(21,895)
Cash flow hedges | Amount reclassified from accumulated other comprehensive (loss) income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax benefit	(225)	(1,719)
Cash flow hedges | Amount reclassified from accumulated other comprehensive (loss) income | Foreign Exchange Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations of discontinued operations, net of tax	1,104	7,522
Cash flow hedges | Amount reclassified from accumulated other comprehensive (loss) income | Foreign Exchange Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations of discontinued operations, net of tax	(58)	446
Cash flow hedges | Amount reclassified from accumulated other comprehensive (loss) income | Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense, net	28,406	26,311
Cash flow hedges, noncontrolling interest | Amount reclassified from accumulated other comprehensive (loss) income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Comprehensive income attributable to noncontrolling interests	$ (241)	$ (1,833)